Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2022	£ 14,711	£ 7,060	£ 2,196	£ 6	£ (1,116)	£ 2	£ 6,563
Profit after tax	858						858
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	(3)			(3)
- Cash flow hedges	(52)				(52)
- Pension remeasurement	(115)						(115)
- Own credit adjustment	(5)						(5)
Total other comprehensive income/(expense)	(175)			(3)	(52)		(120)
Total comprehensive income	683			(3)	(52)		738
Dividends on ordinary shares	(414)						(414)
Dividends on other equity instruments	(67)						(67)
Ending balance at Jun. 30, 2023	14,913	7,060	2,196	3	(1,168)	2	6,820
Beginning balance at Dec. 31, 2023	14,966	7,060	2,196	(5)	(334)	2	6,047
Profit after tax	597						597
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	7			7
- Cash flow hedges	(248)				(248)
- Pension remeasurement	(114)						(114)
- Own credit adjustment	(8)						(8)
Total other comprehensive income/(expense)	(363)			7	(248)		(122)
Total comprehensive income	234			7	(248)		475
Issue of other equity instruments	400		400
Repurchase of other equity instruments	(500)		(496)				(4)
Other	(1)						(1)
Dividends on ordinary shares	(556)						(556)
Dividends on other equity instruments	(72)						(72)
Ending balance at Jun. 30, 2024	£ 14,471	£ 7,060	£ 2,100	£ 2	£ (582)	£ 2	£ 5,889